UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
PractusTM LLP
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2018

Item #1. Reports to Stockholders.

INDEX	Toreador International Fund Toreador Core Fund Toreador Explorer Fund Toreador Select Fund

Toreador
Research & Trading

For the six months ended October 31, 2018 (unaudited)

# Semiannual Report

## TOREADOR FUNDS

Toreador **Core** Fund

Toreador **International** Fund

Toreador **Explorer** Fund

Toreador **Select** Fund

**IMPORTANT NOTE:** Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the fund or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

TOREADOR CORE FUND
Portfolio Composition
As of October 31, 2018 (unaudited)

Holdings by Sector/Asset Class	% of Net Assets
Common Stocks:
Consumer Discretionary	13.58%
Consumer Staples	8.81%
Energy	4.57%
Financials	15.30%
Health Care	12.71%
Industrial	9.20%
Information Technology	25.48%
Materials	2.52%
Real Estate	2.17%
Telecommunications	1.23%
Utilities	2.72%
Money Market Fund	1.58%
Purchased Options:
Call Options	0.19%
Total Investments	100.06%

TOREADOR CORE FUND
Schedule of Investments
As of October 31, 2018 (unaudited)

		Fair
	Shares	Value
COMMON STOCKS – 98.29%
CONSUMER DISCRETIONARY – 13.58%
AMC Networks Inc. - Class A*	18,115	$ 1,061,177
Aptiv PLC	12,541	963,149
Aramark	27,192	976,737
Booking Holdings Inc.*	644	1,207,230
BorgWarner, Inc.	24,301	957,702
Kohl’s Corp.	14,851	1,124,666
Macy’s Inc.	31,833	1,091,554
Marriott International, Inc. - Class A	7,910	924,600
Omnicom Group Inc.	15,728	1,168,905
O’Reilly Automotive, Inc.*	3,558	1,141,228
PulteGroup Inc.	47,036	1,155,675
The Michaels Cos., Inc.*	62,285	987,217
Toll Brothers Inc.	29,828	1,004,010
		13,763,850
CONSUMER STAPLES – 8.81%
Constellation Brands	5,756	1,146,768
CVS Health Corp.	14,474	1,047,773
Mondelez International Inc.	30,511	1,280,852
Monster Beverage Corp.*	16,556	874,985
Sprouts Farmers Market, Inc.*	36,957	993,774
The JM Smucker Co.	9,799	1,061,428
Walgreens Boots Alliance, Inc.	15,776	1,258,452
Walmart, Inc.	12,602	1,263,729
		8,927,761
ENERGY – 4.57%
Antero Resources Corp.*	67,272	1,068,952
Marathon Petroleum Corp.	10,459	736,836
PBF Energy Inc.	22,694	949,744
Transocean, Ltd.*	88,955	979,395
Valero Energy Corp.	9,897	901,518
		4,636,445
FINANCIALS – 15.30%
Aflac, Inc.	26,394	1,136,790
Ally Financial Inc.	45,535	1,157,044
American Express Company	11,643	1,196,085
Ameriprise Financial, Inc.	7,663	975,040
Annaly Capital Management Inc.	112,905	1,114,372
Bank of America Corp.	39,557	1,087,817

See Notes to Financial Statements

TOREADOR CORE FUND
Schedule of Investments
As of October 31, 2018 (unaudited) — (Continued)

		Fair
	Shares	Value
FINANCIALS (Continued)
Capital One Financial Corp.	12,319	$ 1,100,087
Credit Acceptance Corp.*	2,743	1,164,184
Discover Financial Services	14,460	1,007,428
Lincoln National Corp.	18,292	1,100,995
Morgan Stanley	23,350	1,066,161
Prudential Financial, Inc.	12,022	1,127,423
S&P Global Inc.	6,064	1,105,588
The Allstate Corp.	12,180	1,165,870
		15,504,884
HEALTH CARE – 12.71%
AbbVie, Inc.	11,461	892,239
Allergan PLC	5,941	938,737
Amgen, Inc.	6,185	1,192,406
Anthem, Inc.	4,302	1,185,502
Centene Corp.*	8,002	1,042,821
Gilead Sciences, Inc.	14,997	1,022,495
HCA Holdings, Inc.	8,910	1,189,752
Johnson & Johnson	8,393	1,174,936
Merck & Co., Inc.	16,620	1,223,398
Perrigo Co. PLC	16,021	1,126,276
Regeneron Pharmaceuticals Inc.*	2,754	934,267
Stryker Corp.	5,925	961,154
		12,883,983
INDUSTRIAL – 9.20%
Allison Transmission Holdings, Inc.	24,267	1,069,689
Fortive Corp.	14,285	1,060,661
HD Supply Holdings, Inc.*	26,327	989,105
Sensata Technologies*	21,813	1,023,030
The Middleby Corp.*	8,053	904,352
TransDigm Group, Inc.*	3,341	1,103,365
Union Pacific Corp.	7,992	1,168,590
United Continental Holdings Inc.*	12,724	1,088,029
United Rentals, Inc.*	7,667	920,577
		9,327,398
INFORMATION TECHNOLOGY – 25.48%
Activision Blizzard, Inc.	13,810	953,580
Alphabet Inc. - Class A*	1,169	1,274,888
Broadcom Inc.	4,732	1,057,555
CDW Corp.	12,415	1,117,474
CommScope Holdings Co., Inc.*	40,045	963,483

See Notes to Financial Statements

TOREADOR CORE FUND
Schedule of Investments
As of October 31, 2018 (unaudited) — (Continued)

		Fair
	Shares	Value
INFORMATION TECHNOLOGY (Continued)
Fidelity National Information Services, Inc.	10,409	$ 1,083,577
First Solar Inc.*	24,590	1,027,862
Fiserv, Inc.*	16,626	1,318,442
Hewlett Packard Enterprise Co.	67,644	1,031,571
Intel Corp.	23,736	1,112,744
Jabil Inc.	37,983	939,320
KLA-Tencor Corp.	11,861	1,085,756
Leidos Holdings, Inc.	15,714	1,017,953
MasterCard Inc.	5,325	1,052,593
Match Group, Inc.*	22,481	1,162,717
NCR Corp.*	39,057	1,048,680
ON Semiconductor Corp.*	52,876	898,892
Qorvo Inc.*	16,063	1,180,791
Skyworks Solutions, Inc.	11,945	1,036,348
The Western Union Co.	52,549	947,984
VeriSign, Inc.*	7,187	1,024,435
Visa, Inc. - Class A	9,046	1,246,991
Xerox Corp.	40,571	1,130,714
Zebra Technologies Corp.*	6,661	1,107,724
		25,822,074
MATERIALS – 2.52%
Celanese Corp. - Class A	9,565	927,231
Huntsman Corp.	34,770	760,768
LyondellBasell Industries NV - Class A	9,697	865,651
		2,553,650
REAL ESTATE – 2.17%
Host Hotels & Resorts Inc.	51,439	982,999
Vereit Inc.	165,989	1,216,699
		2,199,698
TELECOMMUNICATIONS – 1.23%
Verizon Communications Inc.	21,773	1,243,021
UTILITIES – 2.72%
NRG Energy, Inc.	40,814	1,477,059
Vistra Energy Corp.*	56,764	1,284,569
		2,761,628
TOTAL COMMON STOCKS – 98.29%
(Cost: $89,453,763)		99,624,392

See Notes to Financial Statements

TOREADOR CORE FUND
Schedule of Investments
As of October 31, 2018 (unaudited) — (Continued)

		Fair
	Shares	Value
MONEY MARKET FUND – 1.58%
Federated Treasury Obligations Fund 2.09%**	1,603,805	$ 1,603,805
TOTAL MONEY MARKET FUND – 1.58%
(Cost: $1,603,805)		1,603,805

PURCHASED OPTIONS – 0.19%
CALL OPTIONS – 0.19%

	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
Micron Technology, Inc.	500	$1,886,000	$ 50.00	1/18/20	192,500
TOTAL CALL OPTIONS					192,500

TOTAL PURCHASED OPTIONS – 0.19%
(Cost: $513,894)					192,500
TOTAL INVESTMENTS – 100.06%
(Cost: $91,571,462)					101,420,697
Liabilities in excess of other assets – (0.06%)					(64,170)
NET ASSETS – 100.00%					$101,356,527

*	Non-income Producing
**	Effective 7 day yield as of October 31, 2018
See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
Portfolio Composition
As of October 31, 2018 (unaudited)

Holdings by Sector/Asset Class	% of Net Assets
Common Stocks and Exchange Traded Funds:
Airlines	2.39%
Apparel Manufacturers	1.20%
Auto-Cars/Light Trucks	1.17%
Auto/Truck Parts & Equipment	1.13%
Beverages	1.35%
Building Products-Cement/Aggregate	1.14%
Building-Residential/Commercial	2.36%
Building-Heavy Construction	1.02%
Brewery	1.31%
Casino Services	1.18%
Chemicals	1.11%
Commercial Banks - Non US	8.50%
Computer Services and Software	1.98%
Computers - Integrated Systems	1.35%
Cosmetics & Toiletries	1.06%
Dialysis Centers	1.15%
Diversified Operations/Commercial Services	1.02%
Diversified Banking Institutions	1.15%
Diversified Operations	1.12%
Electric - Generation	1.00%
Electronic Components - Misc	1.24%
Electronics - Military	1.34%
Entertainment Software	1.05%
Finance - Leasing Company	1.18%
Finance - Mortgage Loan/Banker	1.05%
Financial Guarantee Ins	1.14%
Fisheries	1.58%
Food - Catering	1.30%
Gas - Distribution	2.60%
Gold Mining	0.74%
Human Resources	0.93%
International Equity	10.27%
Investment Management/Advisory Services	1.06%
Lighting Products & Systems	1.01%
Machinery- Electric Utilities	1.08%
Medical- Biomedical	1.03%

TOREADOR INTERNATIONAL FUND
Portfolio Composition
As of October 31, 2018 (unaudited) — (Continued)

Holdings by Sector/Asset Class	% of Net Assets
Common Stocks and Exchange Traded Funds: (continued)
Medical - Drugs	5.88%
Metal Processors and Fabricators	0.94%
Oil Comp - Integrated	4.89%
Paper & Related Products	1.21%
Photo Equipment & Supplies	1.33%
Printing - Commercial	1.47%
Private Equity	1.33%
Real Estate Operations/Development	2.59%
REITS - Diversified	1.15%
Retail- Discount	0.85%
Soap & Cleaning	1.25%
Steel Producers	1.05%
Telephone	3.56%
Television	1.04%
Tobacco	3.83%
Travel Services	1.04%
Total Investments	95.70%

TOREADOR INTERNATIONAL FUND
Schedule of Investments
As of October 31, 2018 (unaudited)

		Fair
	Shares	Value
COMMON STOCK – 85.43%
AUSTRALIA – 4.57%
Aristocrat Leisure LTD	15,430	$ 289,743
Genworth Mortgage Insurance	161,624	257,685
Qantas Airways LTD	75,206	291,502
Stockland Corp. LTD	109,740	280,720
		1,119,650
AUSTRIA – 1.34%
OMV AG	5,914	329,199
BELGIUM – 1.11%
KBC Group NV	3,932	271,307
CANADA – 5.39%
Canadian Imperial Bank of Commerce	3,720	321,110
CGI Group Inc.*	5,366	331,082
Dollarama Inc.	7,498	207,907
Eldorado Gold Corp.*	274,509	181,533
Genworth MI Canada Inc.	8,522	280,432
		1,322,064
CHINA – 3.28%
China Cinda Asset Management Co. LTD	1,056,717	258,811
China Conch Venture Holdings LTD	88,914	249,526
China Resources Gas Group LTD	77,068	294,929
		803,266
DENMARK – 1.03%
H. Lundbeck A/S	5,392	251,891
FINLAND – 1.21%
Stora Enso OYJ-R SHS	19,751	297,738
FRANCE – 7.35%
Atos SE	2,353	202,026
Kering	659	293,880
Pernod Ricard SA	2,176	332,337
Sanofi ADR	8,032	359,191
Thales SA	2,557	327,370
Total SA-Spon ADR	4,891	286,613
		1,801,417

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
Schedule of Investments
As of October 31, 2018 (unaudited) — (Continued)

		Fair
	Shares	Value
GERMANY – 7.75%
Aroundtown SA	40,228	$ 334,089
Aurubis AG	3,791	230,566
Freenet AG	10,168	229,140
Fresenius SE & Co KGAA	4,407	281,013
Porsche Automobile Holding-P	4,507	287,390
Software AG	6,328	283,845
TUI AG	15,374	254,488
		1,900,531
GREAT BRITAIN – 9.54%
31 Group PLC	29,034	325,758
Berkeley Group Holdings	6,464	289,127
Centrica PLC	182,296	342,831
Compass Group PLC	16,244	319,601
Imperial Brands PLC-Spon ADR	8,945	302,788
Indivior PLC*	79,837	192,117
Reckitt Benckiser Group	3,788	306,489
Unilever PLC-Spon ADR	4,907	259,973
		2,338,684
HONG KONG – 3.20%
China Resources Land LTD	88,596	300,620
SINO Biopharmaceutical	232,248	208,272
The Wharf (Holdings) LTD*	110,250	275,087
		783,979
ITALY – 2.18%
ACEA SPA	18,651	245,338
ENI SPA-Spon ADR	8,183	289,187
		534,525
JAPAN – 19.65%
Astellas Pharma Inc.	20,500	317,271
Chiba Bank LTD	43,400	275,287
Dai Nippon Printing Co., LTD	16,100	361,565
FUJIFILM Holdings Corp.	7,500	325,102
Fukuoka Financial Group, Inc.	12,000	295,748
Haseko Corp.	22,800	289,040
Japan Tobacco Inc.	11,800	303,833
Kirin Holdings Company, LTD	13,400	320,339
Mitsubishi UFJ Financial Group Inc.	46,600	282,704
Mixi, Inc.	11,800	257,785

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
Schedule of Investments
As of October 31, 2018 (unaudited) — (Continued)

		Fair
	Shares	Value
JAPAN (Continued)
Orix Corp.	17,800	$ 290,307
Resona Holdings Inc.	52,900	278,840
Shinsei Bank, Ltd.	20,500	312,549
Softbank Group Corp. Unsponsored ADR	7,734	303,791
Sumitomo Mitsui Trust Holdings Inc.	8,250	328,451
Toyota Boshoku Corp.	16,500	275,828
		4,818,440
LUXEMBOURG – 1.05%
ArcelorMittal	10,300	256,367
NETHERLANDS – 3.36%
LyondellBasell Industries N.V.	3,041	271,470
Sensata Technologies Holding*	6,467	303,302
Signify N.V.	10,066	248,624
		823,396
NEW ZEALAND – 1.20%
Air New Zealand LTD	161,722	295,557
NORWAY – 1.58%
Salmar ASA	7,311	387,037
SPAIN – 3.25%
ACS Actividades Cons Y S	6,674	250,366
Mediaset Espana Comunicacion	37,345	254,379
Repsol S.A.	16,350	293,151
		797,896
SWEDEN – 2.74%
Swedish Match AB	6,499	331,566
Telia Co. AB	75,259	339,740
		671,306
SWITZERLAND – 4.65%
ABB LTD	13,245	265,695
Adecco SA-REG	4,640	227,550
LafargeHolcim LTD	6,044	280,243
Novartis AG-Spon ADR	4,180	365,583
		1,139,071
TOTAL COMMON STOCKS – 85.43%
(Cost: $22,108,819)		20,943,321

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
Schedule of Investments
As of October 31, 2018 (unaudited) — (Continued)

		Fair
	Shares	Value
EXCHANGE TRADED FUNDS – 10.27%
iShares MSCI ACWI ex U.S. ETF	25,000	$ 1,097,250
iShares MSCI EAFE ETF	9,000	562,140
Vanguard FTSE All-World ex-US ETF	18,000	859,140
		2,518,530
TOTAL EXCHANGE TRADED FUNDS – 10.27%
(Cost: $2,787,902)
TOTAL INVESTMENTS – 95.70%
(Cost: $24,896,721)		23,461,851
Other assets, net of liabilities – 4.30%		1,053,740
TOTAL NET ASSETS – 100.00%		$ 24,515,591

* Non-income producing
ADR – Security represented is held by the custodian bank in the form of American Depositary Receipts

See Notes to Financial Statements

TOREADOR EXPLORER FUND
Portfolio Composition
As of October 31, 2018 (unaudited)

Holdings by Sector/Asset Class	% of Net Assets
Common Stocks:
Consumer Discretionary	11.01%
Consumer Staples	3.53%
Energy	4.80%
Financials	15.24%
Health Care	16.04%
Industrial	12.39%
Information Technology	12.29%
Materials	3.35%
Real Estate	5.68%
Telecommunications	0.68%
Utilities	1.14%
Exchange Traded Funds	6.54%
Money Market Fund	7.00%
Total Investments	99.69%

TOREADOR EXPLORER FUND
Schedule of Investments
As of October 31, 2018 (unaudited)

		Fair
	Shares	Value

COMMON STOCKS – 86.15%
CONSUMER DISCRETIONARY – 11.01%
Asbury Automotive Group, Inc.*	2,378	$ 154,808
Cooper Standard Holdings, Inc.*	1,283	118,870
Dillard’s, Inc.	2,648	186,472
Extended Stay America, Inc.	7,690	125,193
KB Home	7,033	140,449
MCBC Holdings, Inc.*	6,463	191,822
Meritage Homes Corp.*	4,234	157,717
National CineMedia, Inc.	26,474	236,942
Planet Fitness, Inc. “A”*	4,829	237,056
Taylor Morrison Home Corp. “A”*	10,701	176,995
Tenneco Inc.	4,867	167,571
Zagg, Inc.*	12,130	146,894
		2,040,789
CONSUMER STAPLES – 3.53%
Cal-Maine Foods, Inc.	4,269	207,772
Penn National Gaming, Inc.*	2,659	64,561
Turning Point Brands, Inc.	6,202	254,902
United Natural Foods, Inc.*	5,879	127,751
		654,986
ENERGY – 4.80%
CNX Resources Corp.*	13,977	218,740
Mammoth Energy Services, Inc.	8,107	202,351
PBF Energy Inc.	4,972	208,078
Renewable Energy Group Inc.*	8,345	259,363
		888,532
FINANCIALS – 15.24%
American Equity Investment Life Holding Co.	6,134	191,503
Arbor Realty Trust, Inc.	19,020	229,762
Axos Financial, Inc.*	4,278	129,880
Credit Acceptance Corp.*	547	232,158
Encore Capital Group, Inc.*	4,779	121,434
Enova International, Inc.*	6,153	145,518
Evercore Inc.	1,799	146,960
MGIC Investment Corp.*	12,522	152,894
NMI Holdings, Inc.*	8,765	185,292
PennyMac Financial Services, Inc.	7,044	140,810
Primerica, Inc.	1,478	162,196
Prospect Capital Corp.	26,702	181,307

See Notes to Financial Statements

TOREADOR EXPLORER FUND
Schedule of Investments
As of October 31, 2018 (unaudited) — (Continued)

		Fair
	Shares	Value
FINANCIALS (Continued)
Radian Group Inc.	10,991	$ 210,917
The Carlyle Group LP	7,550	153,039
Virtus Investment Partners, Inc.	1,520	150,997
Walker & Dunlop Inc.	3,191	133,894
World Acceptance Corp.*	1,533	155,584
		2,824,145
HEALTH CARE – 16.04%
Amedisys, Inc.*	1,576	173,360
American Renal Associates Holdings, Inc.*	8,976	173,147
AMN Healthcare Services, Inc.*	2,761	139,762
ANI Pharmaceuticals, Inc.*	2,455	119,141
Emergent BioSolutions, Inc.*	3,091	189,138
Encompass Health Corp.	3,153	212,197
Globus Medical, Inc.*	3,172	167,640
Innoviva, Inc.*	12,007	167,618
Integer Holdings Corp.*	3,019	224,825
LifePoint Health, Inc.*	3,361	217,994
Medpace Holdings, Inc.*	4,672	243,411
Merit Medical Systems, Inc.*	3,524	201,291
PRA Health Sciences, Inc.*	2,366	229,194
Tenet Healthcare Corp.*	4,602	118,409
The Ensign Group, Inc. *	5,855	216,869
Tivity Health, Inc.*	5,191	178,622
		2,972,618
INDUSTRIAL – 12.39%
ASGN Inc.*	2,605	174,743
Avis Budget Group, Inc.*	6,167	173,416
Builders FirstSource, Inc.*	12,283	152,064
Continental Building Products, Inc.*	5,651	157,154
Engility Holdings Inc.*	7,035	218,296
Generac Holdings, Inc.*	3,979	201,855
Global Brass & Copper Holdings, Inc.	4,977	157,373
Meritor, Inc.*	6,807	115,651
Milacron Holdings Corp.*	7,636	106,904
Ryder System, Inc.	2,807	155,255
SkyWest, Inc.	3,514	201,317
SP Plus Corp.*	5,113	163,411
The Greenbrier Cos., Inc.	3,240	153,738
TriNet Group, Inc.*	3,516	165,217
		2,296,394

See Notes to Financial Statements

TOREADOR EXPLORER FUND
Schedule of Investments
As of October 31, 2018 (unaudited) — (Continued)

		Fair
	Shares	Value
INFORMATION TECHNOLOGY – 12.29%
ACI Worldwide, Inc.*	6,704	$ 168,203
Belden Inc.	2,890	156,204
Ciena Corp.*	5,991	187,279
Cohu, Inc.	2,760	57,408
Conduent Inc.*	8,463	161,643
Diodes, Inc.*	5,441	164,264
Endurance International Group Holdings, Inc.*	20,045	197,844
ePlus, Inc.	2,192	186,057
Insight Enterprises, Inc.*	3,647	188,513
j2 Global, Inc.	2,313	168,479
ScanSource, Inc.*	4,908	190,823
SMART Global Holdings, Inc.*	4,188	117,306
Stamps.com, Inc.*	845	170,834
Vishay Intertechnology, Inc.	8,852	161,992
		2,276,849
MATERIALS – 3.35%
Boise Cascade Co.	4,121	126,886
Kaiser Aluminum Corp.	1,666	158,886
SunCoke Energy, Inc.	15,196	210,313
Trinseo S.A.	2,307	124,301
		620,386
REAL ESTATE – 5.68%
Chatham Lodging Trust	8,358	162,981
Empire State Realty Trust, Inc.	10,046	159,330
Mack-Cali Realty Corp.	9,999	202,980
RLJ Lodging Trust	8,912	173,249
Ryman Hospitality Properties, Inc.	2,020	156,732
Xenia Hotels & Resorts, Inc.	9,617	197,629
		1,052,901
TELECOMMUNICATION SERVICES – 0.68%
Vonage Holdings Corp.*	9,447	125,267
UTILITIES – 1.14%
El Paso Electric Co.	3,691	210,572

TOTAL COMMON STOCKS – 86.15%
(Cost: $15,035,229)		15,963,439

See Notes to Financial Statements

TOREADOR EXPLORER FUND
Schedule of Investments
As of October 31, 2018 (unaudited) — (Continued)

		Fair
	Shares	Value
EXCHANGED TRADED FUNDS – 6.54%
iShares Russell 2000 ETF	8,078	$ 1,211,942
TOTAL EXCHANGE TRADED FUNDS – 6.54%
(Cost: $1,340,627)		1,211,942

MONEY MARKET FUND – 7.00%
Federated Treasury Obligations Fund 2.09%**	1,296,600	1,296,600
TOTAL MONEY MARKET FUND – 7.00%
(Cost: $1,296,600)		1,296,600
TOTAL INVESTMENTS – 99.69%
(Cost: $17,672,456)		18,471,981
Other assets, net of liabilities – 0.31%		57,344
NET ASSETS – 100.00%		$ 18,529,325

*	Non-Income producing
**	Effective 7 day yield as of October 31, 2018
See Notes to Financial Statements

TOREADOR SELECT FUND
Portfolio Composition
As of October 31, 2018 (unaudited)

Holdings by Sector/Asset Class	% of Net Assets
Common Stocks:
Consumer Discretionary	9.36%
Consumer Staples	9.00%
Energy	4.70%
Financials	12.11%
Health Care	10.62%
Industrial	8.13%
Information Technology	26.72%
Materials	2.11%
Real Estate	2.19%
Telecommunications	2.72%
Utilities	2.76%
Exchange Traded Funds	6.11%
Money Market Fund	2.67%
Total Investments	99.20%

TOREADOR SELECT FUND
Schedule of Investments
As of October 31, 2018 (unaudited)

		Fair
	Shares	Value

COMMON STOCKS – 90.42%
CONSUMER DISCRETIONARY – 9.36%
Aptiv PLC	17,450	$ 1,340,160
Darden Restaurants, Inc.	13,244	1,411,148
LKQ Corp.*	46,448	1,266,637
Lowe’s Companies, Inc.	12,971	1,235,099
Target Corp.	16,472	1,377,553
		6,630,597
CONSUMER STAPLES – 9.00%
Constellation Brands	5,807	1,156,929
CVS Health Corp.	17,544	1,270,010
Tyson Foods Inc. “A”	20,953	1,255,504
Walgreens Boots Alliance, Inc.	17,171	1,369,731
Walmart Inc.	13,263	1,330,014
		6,382,188
ENERGY – 4.70%
Chevron Corp.	7,816	872,656
ConocoPhillips	12,375	865,012
National Oilwell Varco, Inc.	22,209	817,291
Valero Energy Corp.	8,485	772,899
		3,327,858

FINANCIALS – 12.11%
The Allstate Corp.	13,345	1,277,383
Ameriprise Financial, Inc.	8,844	1,125,311
Bank of America Corp.	44,195	1,215,362
Capital One Financial Corp.	13,761	1,228,857
JP Morgan Chase & Co.	11,561	1,260,380
The Travelers Cos., Inc.	10,150	1,270,070
Unum Group	33,251	1,205,681
		8,583,044
HEALTH CARE – 10.62%
Allergan PLC	7,238	1,143,676
Celgene Corp.*	15,608	1,117,533
Danaher Corp.	12,868	1,279,079
McKesson Corp.	10,459	1,304,865
Pfizer, Inc.	31,536	1,357,940
Thermo Fisher Scientific Inc.	5,674	1,325,730
		7,528,823

See Notes to Financial Statements

TOREADOR SELECT FUND
Schedule of Investments
As of October 31, 2018 (unaudited) — (Continued)

		Fair
	Shares	Value
INDUSTRIAL – 8.13%
Alaska Air Group, Inc.	15,905	$ 976,885
Quanta Services, Inc.*	32,275	1,006,980
Roper Technologies, Inc.	3,621	1,024,381
Stanley Black & Decker, Inc.	7,415	863,996
Stericycle, Inc.*	18,580	928,443
Union Pacific Corp.	6,590	963,590
		5,764,275
INFORMATION TECHNOLOGY – 26.72%
Alphabet Inc. Class A*	1,458	1,590,066
Apple, Inc.	7,709	1,687,192
Cisco Systems, Inc.	36,314	1,661,366
eBay Inc.*	38,181	1,108,394
Facebook, Inc.*	10,788	1,637,511
Fiserv, Inc.*	21,501	1,705,029
HP Inc.	68,701	1,658,442
International Business Machines Corp.	11,709	1,351,570
Intel Corp.	37,560	1,760,813
Mastercard Inc.	8,057	1,592,627
NVIDIA Corp.	6,769	1,427,108
The Walt Disney Co.	15,294	1,756,210
		18,936,328
MATERIALS – 2.11%
CF Industries Holdings, Inc.	14,796	710,652
Ecolab, Inc.	5,116	783,515
		1,494,167
REAL ESTATE – 2.19%
Host Hotels & Resorts, Inc.	81,375	1,555,076
TELECOMMUNICATION SERVICES – 2.72%
Verizon Communications, Inc.	33,781	1,928,557
UTILITIES – 2.76%
DTE Energy Co.	8,520	957,648
Public Service Enterprise Group	18,634	995,615
		1,953,263
TOTAL COMMON STOCKS – 90.42%
(Cost: $65,833,623)		64,084,176

See Notes to Financial Statements

TOREADOR SELECT FUND
Schedule of Investments
As of October 31, 2018 (unaudited) — (Continued)

		Fair
	Shares	Value

EXCHANGE TRADED FUNDS – 6.11%
Large Cap – 6.11%
SPDR S&P 500 ETF Trust	16,000	$ 4,330,080
TOTAL EXCHANGE TRADED FUNDS – 6.11%
(Cost: $4,284,320)		4,330,080

MONEY MARKET FUND – 2.67%
Federated Treasury Obligation Fund 2.09%**	1,895,408	1,895,408
TOTAL MONEY MARKET FUND – 2.67%
(Cost: $1,895,408)		1,895,408
TOTAL INVESTMENTS – 99.20%
(Cost: $72,013,351)		70,309,664
Other assets, net of liabilities – 0.80%		565,182
NET ASSETS – 100%		$ 70,874,846

*	Non-income producing
**	Effective 7 day yield as of October 31, 2018
See Notes to Financial Statements

TOREADOR FUNDS
Statements of Assets & Liabilities
As of October 31, 2018 (unaudited)

		Toreador
	Toreador	International
	Core Fund	Fund
ASSETS
Investments at fair value *	$101,420,697	$23,461,851
Foreign currency at fair value (cost of $36,000)	—	34,920
Cash and cash equivalents	—	896,706
Receivable for capital stock sold	64,975	1,231
Dividends and interest receivable	66,735	126,007
Due from the Advisor	—	9,625
Prepaid expenses	54,505	34,326
TOTAL ASSETS	101,606,912	24,564,666
LIABILITIES
Liabilities in excess of bank balance	276	—
Payable for capital stock redeemed	213,416	25,398
Accrued investment management fees	7,426	—
Accrued 12b-1 fees	—	2,435
Accrued administrative and transfer agent	10,351	1,015
Accrued accounting fees	3,653	9,451
Accrued professional fees	11,359	—
Unrealized loss on spot payable	—	244
Other accrued expenses	3,904	10,532
TOTAL LIABILITIES	250,385	49,075
NET ASSETS	$101,356,527	$24,515,591
Net Assets Consist of :
Paid-in-capital	$56,085,837	$27,572,571
Accumulated net investment income (loss)	661,713	751,200
Accumulated net realized gain (loss) on investments and foreign
currency transactions	34,759,742	(2,369,708)
Net unrealized appreciation (depreciation) on investments
and foreign currency	9,849,235	(1,438,472)
Net Assets	$101,356,527	$24,515,591

See Notes to Financial Statements

TOREADOR FUNDS
Statements of Assets & Liabilities
As of October 31, 2018 (unaudited) — (Continued)

		Toreador
	Toreador	International
	Core Fund	Fund
NET ASSET VALUE PER SHARE
Institutional Class Shares:
Net Assets	$64,670,723	$17,168,469
Shares Outstanding (unlimited number of shares of beneficial
interest authorized without par value)	3,707,819	981,119
Net Asset Value and Offering Price Per Share	$17.44	$17.50
Short-Term Redemption Fee Price Per Share (A)	$17.09	$17.15
Investor Class Shares:
Net Assets	$36,685,804	$7,347,122
Shares Outstanding (unlimited number of shares of beneficial
interest authorized without par value)	2,109,823	448,884
Net Asset Value and Offering Price Per Share	$17.39	$16.37
Short-Term Redemption Fee Price Per Share (A)	$17.04	$16.04
* Identified cost of	$91,571,462	$24,896,721

(A) Toreador Funds will impose a 2% redemption fee on shares redeemed within 60 days of purchase.

See Notes to Financial Statements

TOREADOR FUNDS
Statements of Assets & Liabilities
As of October 31, 2018 (unaudited) — (Continued)

	Toreador	Toreador
	Explorer Fund	Select Fund
ASSETS
Investments at fair value *	$18,471,981	$70,309,664
Foreign currency at fair value (cost of $36,000)	—	—
Cash and cash equivalents	—	—
Receivable for capital stock sold	10,381	516,463
Dividends and interest receivable	6,745	57,703
Due from the Advisor	2,172	—
Prepaid expenses	40,889	56,103
TOTAL ASSETS	18,532,168	70,939,933
LIABILITIES
Liabilities in excess of bank balance	—	—
Payable for capital stock redeemed	—	19,270
Accrued investment management fees	—	41,053
Accrued 12b-1 fees	14	1,398
Accrued administrative and transfer agent	673	1,636
Accrued accounting fees	130	876
Accrued professional fees	—	—
Unrealized loss on spot payable	—	—
Other accrued expenses	2,026	854
TOTAL LIABILITIES	2,843	65,087
NET ASSETS	$18,529,325	$70,874,846
Net Assets Consist of :
Paid-in-capital	$16,187,758	$71,834,380
Accumulated net investment income (loss)	24,890	240,095
Accumulated net realized gain (loss) on investments and
foreign currency transactions"	1,517,152	504,058
Net unrealized appreciation (depreciation) on investments
and foreign currency	799,525	(1,703,687)
Net Assets	$18,529,325	$70,874,846

See Notes to Financial Statements

TOREADOR FUNDS
Statements of Assets & Liabilities
As of October 31, 2018 (unaudited) — (Continued)

	Toreador	Toreador
	Explorer Fund	Select Fund
NET ASSET VALUE PER SHARE
Institutional Class Shares:
Net Assets	$16,244,246	$64,092,853
Shares Outstanding (unlimited number of shares of beneficial
interest authorized without par value)	1,373,210	5,386,057
Net Asset Value and Offering Price Per Share	$11.83	$11.90
Short-Term Redemption Fee Price Per Share (A)	$11.59	$11.66
Investor Class Shares:
Net Assets	$2,285,079	$6,781,993
Shares Outstanding (unlimited number of shares of beneficial
interest authorized without par value)	194,658	571,392
Net Asset Value and Offering Price Per Share	$11.74	$11.87
Short-Term Redemption Fee Price Per Share (A)	$11.50	$11.63
* Identified cost of	$17,672,456	$72,013,351

(A) Toreador Funds will impose a 2% redemption fee on shares redeemed within 60 days of purchase.

See Notes to Financial Statements

TOREADOR FUNDS
Statements of Operations
For the six months ended October 31, 2018 (unaudited)

		Toreador
	Toreador	International
	Core Fund	Fund
INVESTMENT INCOME
Dividend *	$1,265,246	$481,487
Interest	19,769	3,453
Total investment income	1,285,015	484,940
EXPENSES
Investment management fees (Note 2)	731,782	153,450
Rule 12b-1 and servicing fees (Note 2)
Investor Class	105,017	10,720
Recordkeeping and fund administrative services (Note 2)	49,614	8,246
Accounting fees (Note 2)	30,615	19,320
Custody fees	10,143	22,045
Transfer agent fees (Note 2)	20,996	8,323
Professional fees	32,979	13,422
Filing and registration fees	40,692	31,915
Trustees fees	9,560	1,737
Compliance fees	8,397	2,033
Shareholder services and reports	18,359	6,228
Shareholder servicing (Note 2)
Institutional Class	25,325	5,125
Investor Class	56,619	7,268
Insurance	2,083	1,836
Interest Expense	276	—
Other	17,187	4,763
Total expenses	1,159,644	296,431
Management fee waivers (Note 2)	(281,915)	(173,609)
Net Expenses	877,729	122,822
Net investment income (loss)	407,286	362,118

See Notes to Financial Statements

TOREADOR FUNDS
Statements of Operations
For the six months ended October 31, 2018 (unaudited) — (Continued)

		Toreador
	Toreador	International
	Core Fund	Fund
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	$18,423,638	$173,068
Net realized gain (loss) on foreign currency transactions	—	(6,286)
Net realized gain (loss) on call options written	(14,453)	—
Net increase (decrease) in unrealized appreciation
(depreciation) of investments	(15,997,744)	(3,960,530)
Net increase (decrease) in unrealized appreciation
(depreciation) of foreign currencies	—	(1,652)
Net increase (decrease) in unrealized appreciation
(depreciation) of call options purchased	(321,394)	—
Net realized and unrealized gain (loss) on investments
and foreign currencies and related transactions	2,090,047	(3,795,400)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,497,333	$(3,433,282)
* Net of foreign tax withheld	$353	$44,309

See Notes to Financial Statements

TOREADOR FUNDS
Statements of Operations
For the six months ended October 31, 2018 (unaudited) — (Continued)

	Toreador	Toreador
	Explorer Fund	Select Fund
INVESTMENT INCOME
Dividend *	$99,877	$377,844
Interest	6,534	10,348
Total investment income	106,411	388,192
EXPENSES
Investment management fees (Note 2)	107,628	211,695
Rule 12b-1 and servicing fees (Note 2)
Investor Class	3,160	7,218
Recordkeeping and fund administrative services (Note 2)	4,996	12,120
Accounting fees (Note 2)	3,160	8,021
Custody fees	1,725	3,484
Transfer agent fees (Note 2)	4,322	5,831
Professional fees	6,427	7,820
Filing and registration fees	14,303	13,481
Trustees fees	1,850	2,205
Compliance fees	1,615	2,051
Shareholder services and reports	4,306	5,345
Shareholder servicing (Note 2)
Institutional Class	6,938	5,423
Investor Class	3,160	8,444
Insurance	1,920	547
Interest Expense	—	—
Other	4,845	4,722
Total expenses	170,355	298,407
Management fee waivers (Note 2)	(88,834)	(114,776)
Net Expenses	81,521	183,631
Net investment income (loss)	24,890	204,561

See Notes to Financial Statements

TOREADOR FUNDS
Statements of Operations
For the six months ended October 31, 2018 (unaudited) — (Continued)

	Toreador	Toreador
	Explorer Fund	Select Fund
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	$531,407	$295,185
Net realized gain (loss) on foreign currency transactions	—	—
Net realized gain (loss) on call options written	—	—
Net increase (decrease) in unrealized appreciation
(depreciation) of investments	(910,040)	(1,396,064)
Net increase (decrease) in unrealized appreciation
(depreciation) of foreign currencies	—	—
Net increase (decrease) in unrealized appreciation
(depreciation) of call options purchased	—	—
Net realized and unrealized gain (loss) on investments
and foreign currencies and related transactions	(378,633)	(1,100,879)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(353,743)	$(896,318)
* Net of foreign tax withheld	$—	$130

See Notes to Financial Statements

TOREADOR FUNDS
Statements of Changes in Net Assets

	Toreador		Toreador
	Core Fund		International Fund
	Six months		Six months
	ended		ended
	October 31,	Year ended	October 31,	Year ended
	2018	April 30,	2018	April 30,
	(unaudited)	2018	(unaudited)	2018
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$407,286	$561,684	$362,118	$452,273
Net realized gain (loss) on investments
and foreign currency transactions	18,409,185	16,555,636	166,782	7,024,344
Net increase (decrease) in unrealized
appreciation (depreciation)
of investments and
foreign currencies	(16,319,138)	7,721,623	(3,962,182)	769,343
Increase (decrease) in net assets
from operations	2,497,333	24,838,943	(3,433,282)	8,245,960
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Institutional Class	—	(332,196)	—	(318,079)
Investor Class	—	(285,825)	—	(55,580)
Net realized gains
Institutional Class	—	(1,991,476)	—	—
Investor Class	—	(2,732,513)	—	—
Decrease in net assets
from distributions	—	(5,342,010)	—	(373,659)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	12,997,030	29,735,224	3,948,022	5,278,623
Investor Class	5,573,834	143,318,301	250,064	1,988,115
Class C	—	—	—	4,210
Distributions reinvested
Institutional Class	—	1,177,444	—	84,227
Investor Class	—	2,925,852	—	54,196
Shares redeemed
Institutional Class	(24,655,871)	(26,808,015)	(2,090,425)	(38,015,541)
Investor Class	(71,301,156)	(113,146,625)	(1,126,309)	(5,320,711)
Class C	—	—	—	(296,879)
Increase (decrease) in net assets
from capital stock transactions	(77,386,163)	37,202,181	981,352	(36,223,760)

See Notes to Financial Statements

TOREADOR FUNDS
Statements of Changes in Net Assets (Continued)

	Toreador		Toreador
	Core Fund		International Fund
	Six months		Six months
	ended		ended
	October 31,	Year ended	October 31,	Year ended
	2018	April 30,	2018	April 30,
	(unaudited)	2018	(unaudited)	2018
NET ASSETS
Increase (decrease) during period	$(74,888,830)	$56,699,114	$(2,451,930)	$(28,351,459)
Beginning of period	176,245,357	119,546,243	26,967,521	55,318,980
End of period*	$101,356,527	$176,245,357	$24,515,591	$26,967,521
* Includes undistributed net
investment income (loss) of:	$661,713	$254,427	$760,218	$395,368

See Notes to Financial Statements

TOREADOR FUNDS
Statements of Changes in Net Assets (Continued)

	Toreador		Toreador
	Explorer Fund		Select Fund
	Six months		Six months
	ended		ended
	October 31,	Year ended	October 31,	Year ended
	2018	April 30,	2018	April 30,
	(unaudited)	2018	(unaudited)	2018
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$24,890	$(17,070)	$204,561	$64,218
Net realized gain (loss) on investments
and foreign currency transactions	531,407	1,321,332	295,185	273,788
Net increase (decrease) in unrealized
appreciation (depreciation)
of investments and
foreign currencies	(910,040)	494,116	(1,396,064)	(310,868)
Increase (decrease) in net assets
from operations	(353,743)	1,798,378	(896,318)	27,138
DISTRIBUTIONS TO SHAREHOLDERS
Net investment income
Institutional Class	—	—	—	(16,018)
Investor Class	—	—	—	(15,083)
Net realized gains
Institutional Class	—	(246,127)	—	(47,442)
Investor Class	—	(49,061)	—	(66,703)
Decrease in net assets
from distributions	—	(295,188)	—	(145,246)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Institutional Class	3,688,232	4,835,743	36,932,918	31,542,437
Investor Class	267,765	307,034	2,900,981	3,080,441
Class C	—	—	—	—
Distributions reinvested
Institutional Class	—	194,638	—	26,471
Investor Class	—	40,353	—	81,786
Shares redeemed
Institutional Class	(989,042)	(1,545,908)	(2,770,312)	(733,150)
Investor Class	(280,901)	(1,012,345)	(346,585)	(2,381,556)
Class C	—	—	—	—
Increase (decrease) in net assets from
capital stock transactions	2,686,054	2,819,515	36,717,002	31,616,429

See Notes to Financial Statements

TOREADOR FUNDS
Statements of Changes in Net Assets (Continued)
	Toreador		Toreador
	Explorer Fund		Select Fund
	Six months		Six months
	ended		ended
	October 31,	Year ended	October 31,	Year ended
	2018	April 30,	2018	April 30,
	(unaudited)	2018	(unaudited)	2018
NET ASSETS
Increase (decrease) during period	$2,332,311	$4,322,705	$35,820,684	$31,498,321
Beginning of period	16,197,014	11,874,309	35,054,162	3,555,841
End of period*	$18,529,325	$16,197,014	$70,874,846	$35,054,162
* Includes undistributed net
investment income (loss) of:	$24,890	$—	$240,095	$35,534

See Notes to Financial Statements

TOREADOR CORE FUND
Financial Highlights
Selected per Share Data Throughout each Period

	Institutional Class Shares
	Six months
	ended		Years ended April 30,
	October 31, 2018
	(unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning
of period	$ 17.77	$ 15.64	$ 13.20	$ 14.68	$ 13.88	$ 12.21

Investment activities
Net investment income (loss)(1)	0.06	0.08	0.10	0.08	0.06	0.05
Net realized and unrealized gain
(loss) on investments and
options contracts purchased	(0.39)	2.60	3.25	(1.25)	1.86	2.84
Total from investment activities	(0.33)	2.68	3.35	(1.17)	1.92	2.89

Distributions
Net investment income	—	(0.08)	(0.13)	(0.08)	(0.04)	(0.04)
Net realized gain	—	(0.47)	(0.78)	(0.23)	(1.08)	(1.18)
Total distributions	—	(0.55)	(0.91)	(0.31)	(1.12)	(1.22)
Paid-in capital from redemption fees	—	—	—	—(A)	—(A)	—(A)
Net asset value, end of period	$ 17.44	$ 17.77	$ 15.64	$ 13.20	$ 14.68	$ 13.88
Total Return	(1.86%)**	17.10%	25.87%	(8.12%)	13.86%	23.97%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.27%*	1.29%	1.40%	1.18%	1.25%	1.33%
Expenses, excluding proxy costs
and interest expense
and before management fee
waivers and reimbursements	1.27%*	1.27%	1.32%	NA	NA	NA
Expenses, net of management fee
waivers and reimbursements	0.95%*	0.97%	1.03%	0.95%	0.95%	0.95%
Expenses, excluding proxy costs
and interest expense and net
of management fee waivers
and reimbursements	0.95%*	0.95%	0.95%	NA	NA	NA
Net investment income (loss)	0.64%*	0.49%	0.70%	0.56%	0.45%	0.39%
Portfolio turnover rate	25.44%**	75.46%	70.65%	67.73%	64.00%	95.00%
Net assets, end of period (000’s)	$64,671	$76,749	$63,035	$71,174	$76,495	$48,047

(A)	Less than $0.01 per share.
(1)	Per share amounts calculated using the average number of shares outstanding throughout each period.
*	Annualized
**	Not annualized
See Notes to Financial Statements

TOREADOR CORE FUND
Financial Highlights (Continued)
Selected per Share Data Throughout each Period

	Investor Class Shares(2)
	Six months
	ended		Years ended April 30,
	October 31, 2018
	(unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning
of period	$ 17.74	$ 15.63	$ 13.19	$ 14.66	$ 13.87	$ 12.20

Investment activities
Net investment income (loss)(1)	0.03	0.04	0.06	0.04	0.02	0.01
Net realized and unrealized gain
(loss) on investments and
options contracts purchased	(0.38)	2.59	3.25	(1.24)	1.85	2.85
Total from investment activities	(0.35)	2.63	3.31	(1.20)	1.87	2.86

Distributions
Net investment income	—	(0.05)	(0.09)	(0.04)	—	(0.01)
Net realized gain	—	(0.47)	(0.78)	(0.23)	(1.08)	(1.18)
Total distributions	—	(0.52)	(0.87)	(0.27)	(1.08)	(1.19)
Paid-in capital from redemption fees	—	—	—	—(A)	—(A)	—(A)
Net asset value, end of period	$ 17.39	$ 17.74	$ 15.63	$ 13.19	$ 14.66	$ 13.87
Total Return	(1.97%)**	16.79%	25.53%	(8.30%)	13.57%	23.72%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.57%*	1.55%	1.58%	1.43%	1.50%	1.58%
Expenses, excluding proxy costs
and interest expense and
before management fee waivers
and reimbursements	1.57%*	1.53%	1.50%	NA	NA	NA
Expenses, net of management fee
waivers and reimbursements	1.20%*	1.22%	1.28%	1.20%	1.20%	1.20%
Expenses, excluding proxy costs
and interest expense and net
of management fee waivers
and reimbursements	1.20%*	1.20%	1.20%	NA	NA	NA
Net investment income (loss)	0.37%*	0.24%	0.45%	0.31%	0.20%	0.15%
Portfolio turnover rate	25.44%**	75.46%	70.65%	67.73%	64.00%	95.00%
Net assets, end of period (000’s)	$36,686	$99,497	$56,511	$55,286	$74,294	$51,700

(A)	Less than $0.01 per share.
(1)	Per share amounts calculated using the average number of shares outstanding throughout each period.
(2)	Investor Class shares were previously Retail Class shares. Effective September 15, 2017, the Retail Class shares were reorganized into Investor Class shares.
*	Annualized
**	Not annualized
See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
Financial Highlights (Continued)
Selected per Share Data Throughout each Period

	Institutional Class Shares
	Six months				Period
	ended	Years ended April 30,			September 1,	Years ended August 31,
October 31, 2018					2014 to
	(unaudited)	2018	2017	2016	April 30, 2015(2)	2014	2013(A)
Net asset value, beginning
of period	$ 19.99	$ 18.04	$ 16.71	$ 18.54	$ 18.73	$ 16.15	$ 14.79

Investment activities
Net investment income
(loss)(1)	0.27	0.17	0.19	0.19	0.10	0.29	(0.07)
Net realized and
unrealized gain
(loss) on investments
and foreign currency
transactions	(2.76)	1.91	1.29	(1.86)	(0.15)	2.29	1.43
Total from investment activities	(2.49)	2.08	1.48	(1.67)	(0.05)	2.58	1.36

Distributions
Net investment
income	—	(0.13)	(0.15)	(0.16)	(0.14)	—	—
Total distributions	—	(0.13)	(0.15)	(0.16)	(0.14)	—	—
Net asset value, end of period	$ 17.50	$ 19.99	$ 18.04	$ 16.71	$ 18.54	$ 18.73	$ 16.15
Total Return	(12.46%)**	11.56%	8.97%	(9.03%)	(0.19%)**	15.98%	9.20%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.11%*	1.80%	1.72%	1.58%	1.64%*	2.05%	3.49%
Expenses, excluding proxy
costs and before
management fee
waivers and
reimbursements and
recovery of previously
waived fees	2.11%*	1.78%	1.64%	NA	NA	NA	NA
Expenses, net of
management fee
waivers, expense
reimbursements and
recovery of previously
waived fees	0.84%*	1.69%	1.72%	1.58%	1.75%*	1.75%	2.02%
Expenses, excluding proxy
costs and net of
management fee
waivers and
reimbursements	0.84%*	1.67%	1.64%	NA	NA	NA	NA
Net investment
income (loss)	2.75%*	0.89%	1.15%	1.09%	0.89%*	1.55%	(0.45%)
Portfolio turnover rate	20.22%**	65.53%	33.87%	60.30%	39.73%**	162.80%	224.42%
Net assets, end of
period (000’s)	$17,168	$17,662	$43,686	$46,931	$49,291	$48,391	$ 1,151

*	Annualized
**	Not annualized
(A)
Effective December 27, 2012, the shareholders voted to approve Toreador Research & Trading, LLC to act as investment advisor to the Fund and to change the Fund’s investment objective and strategy from a Russia focused fund to an international fund.

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(2)	On January 27, 2015, the Board of Trustees approved that the fiscal period end be April 30.
See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
Financial Highlights (Continued)
Selected per Share Data Throughout each Period

			Investor Class Shares(2)
	Six months				Period
	ended	Years ended April 30,			September 1,	Years ended August 31,
October 31, 2018					2014 to
	(unaudited)	2014	2015	2016	April 30, 2015(3)	2014	2013(A)
Net asset value, beginning
of period	$ 18.72	$ 16.91	$ 15.62	$ 17.34	$ 17.52	$ 15.14	$ 13.90

Investment activities
Net investment income
(loss)(1)	0.24	0.17	0.13	0.13	0.07	0.22	(0.10)
Net realized and
unrealized gain
(loss) on investments
and foreign currency
transactions	(2.59)	1.73	1.21	(1.73)	(0.14)	2.16	1.34
Total from investment activities	(2.35)	1.90	1.34	(1.60)	(0.07)	2.38	1.24

Distributions
Net investment
income	—	(0.09)	(0.05)	(0.12)	(0.11)	—	—
Total distributions	—	(0.09)	(0.05)	(0.12)	(0.11)	—	—
Net asset value, end of period	$ 16.37	$ 18.72	$ 16.91	$ 15.62	$ 17.34	$ 17.52	$ 15.14
Total Return	(12.55%)**	11.23%	8.65%	(9.26%)	(0.34%)**	15.72%	8.92%
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.46%*	2.17%	2.04%	1.83%	1.89%*	2.30%	3.74%
Expenses, excluding proxy
costs and before
management fee
waivers and
reimbursements and
recovery of previously
waived fees	2.46%*	2.15%	1.96%	NA	NA	NA	NA
Expenses, net of
management fee
waivers, expense
reimbursements and
recovery of previously
waived fees	1.09%*	1.78%	2.04%	1.83%	2.00%*	2.00%	2.27%
Expenses, excluding proxy
costs and net of
management fee
waivers and
reimbursements	1.09%*	1.76%	1.96%	NA	NA	NA	NA
Net investment
income (loss)	2.63%*	0.95%	0.83%	0.84%	0.64%*	1.30%	(0.70%)
Portfolio turnover rate	20.22%**	65.53%	33.87%	60.30%	39.73%**	162.80%	224.42%
Net assets, end of
period (000’s)	$ 7,347	$ 9,306	$11,351	$17,228	$21,271	$17,499	$ 9,179

*	Annualized
**	Not annualized
(A)
Effective December 27, 2012, the shareholders voted to approve Toreador Research & Trading, LLC to act as investment advisor to the Fund and to change the Fund’s investment objective and strategy from a Russia focused fund to an international fund.

(1)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(2)	Effective January 2, 2013, Class A shares were re-designated Investor Shares. On August 28, 2017 all Class C Shares were converted to Investor Class Shares.
(3)	On January 27, 2015, the Board of Trustees approved that the fiscal year end be April 30.
See Notes to Financial Statements

TOREADOR EXPLORER FUND
Financial Highlights (Continued)
Selected per Share Data Throughout each Period

	Institutional Class Shares
	Six months ended			Period
	October 31, 2018	Years ended April 30,		June 11, 2015* to
	(unaudited)	2018	2017	April 30, 2016
Net asset value, beginning of period	$ 11.94	$ 10.71	$ 8.96	$ 10.00
Investment activities
Net investment income (loss)(1)	0.02	—(2)	—(2)	—(2)
Net realized and unrealized gain
(loss) on investments	(0.13)	1.46	1.75	(1.04)
Total from investment activities	(0.11)	1.46	1.75	(1.04)
Distributions
Net investment income	—	—	—	—
Net realized gain	—	(0.23)	—	—
Total distributions	—	(0.23)	—	—
Net asset value, end of period	$ 11.83	$ 11.94	$ 10.71	$ 8.96
Total Return	(0.92%)***	13.67%	19.53%	(10.40%)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.75%**	1.97%	2.71%	2.63%**
Expenses, excluding proxy costs
and before management fee
waivers and reimbursements	1.75%**	1.97%	2.62%	2.63%**
Expenses, net of management fee
waivers and reimbursements	0.83%**	0.94%	1.23%	1.14%**
Expenses, excluding proxy costs
and net of management fee
waivers and reimbursements	0.83%**	0.94%	1.14%	1.14%**
Net investment income (loss)	0.30%**	0.04%	(0.05%)	(0.01%)**
Portfolio turnover rate	39.74%***	82.63%	73.93%	147.10%***
Net assets, end of period (000’s)	$ 16,244	$ 13,883	$ 9,172	$ 7,048

*	Inception date
**	Annualized
***	Not annualized
(1)	Per share amounts calculated using the average number of shares outstanding throughout each period.
(2)	Less than $0.01 per share.

TOREADOR EXPLORER FUND
Financial Highlights (Continued)
Selected per Share Data Throughout each Period

	Investor Class Shares
	Six months ended			Period
	October 31, 2018	Years ended April 30,		June 30, 2015* to
	(unaudited)	2018	2017	April 30, 2016
Net asset value, beginning of period	$ 11.86	$ 10.67	$ 8.95	$ 9.90
Investment activities
Net investment income (loss)(1)	—(A)	(0.03)	(0.03)	(0.01)
Net realized and unrealized gain
(loss) on investments	(0.12)	1.45	1.75	(0.94)
Total from investment activities	(0.12)	1.42	1.72	(0.95)
Distributions
Net realized gain	—	(0.23)	—	—
Total distributions	—	(0.23)	—	—
Net asset value, end of period	$ 11.74	$ 11.86	$ 10.67	$ 8.95
Total Return	(1.01%)***	13.34%	19.22%	(9.60%)***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.17%**	2.42%	2.96%	2.88%**
Expenses, excluding proxy costs
and before management fee
waivers and reimbursements	2.17%**	2.42%	2.87%	2.88%**
Expenses, net of management fee
waivers and reimbursements	1.08%**	1.22%	1.48%	1.39%**
Expenses, excluding proxy costs
and net of management fee
waivers and reimbursements	1.08%**	1.22%	1.39%	1.39%**
Net investment income (loss)	0.03%**	(0.24%)	(0.30%)	(0.19%)**
Portfolio turnover rate	39.74%***	82.63%	73.93%	147.10%***
Net assets, end of period (000’s)	$ 2,285	$ 2,314	$ 2,703	$ 2,383

*	Inception date
**	Annualized
***	Not annualized
(A)	Less than $0.01 per share.
(1)	Per share amounts calculated using the average number of shares outstanding throughout each period.

See Notes to Financial Statements

TOREADOR SELECT FUND
Financial Highlights (Continued)
Selected per Share Data Throughout each Period

	Institutional Class Shares
	Six months ended		Period
	October 31, 2018	Year ended	February 3, 2017* to
	(unaudited)	April 30, 2018	April 30, 2017
Net asset value, beginning of period	$ 11.76	$ 10.30	$ 10.02
Investment activities
Net investment income (loss)(1)	0.06	0.10	0.01
Net realized and unrealized gain (loss)
on investments	0.08	1.62	0.27
Total from investment activities	0.14	1.72	0.28
Distributions
Net investment income	—	(0.07)	—
Net realized gain	—	(0.19)	—
Total distributions	—	(0.26)	—
Net asset value, end of period	$ 11.90	$ 11.76	$ 10.30
Total Return	1.19%***	16.66%	2.79%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.21%**	1.67%	3.31%**
Expenses, net of management fee waivers
and reimbursements	0.75%**	0.76%	0.95%**
Net investment income (loss)	0.90%**	0.82%	0.56%**
Portfolio turnover rate	25.64%***	211.64%	131.67%***
Net assets, end of period (000’s)	$ 64,093	$ 30,752	$ 489

*	Inception date
**	Annualized
***	Not annualized
(1)	Per share amounts calculated using the average number of shares outstanding throughout each period.
See Notes to Financial Statements

TOREADOR SELECT FUND
Financial Highlights (Continued)
Selected per Share Data Throughout each Period

	Investor Class Shares
	Six months ended		Period
	October 31, 2018	Year ended	February 1, 2017* to
	(unaudited)	April 30, 2018	April 30, 2017
Net asset value, beginning of period	$ 11.75	$ 10.30	$ 10.00
Investment activities
Net investment income (loss)(1)	0.04	0.08	0.01
Net realized and unrealized gain (loss)
on investments	0.08	1.60	0.29
Total from investment activities	0.12	1.68	0.30
Distributions
Net investment income	—	(0.04)	—
Net realized gain	—	(0.19)	—
Total distributions	—	(0.23)	—
Net asset value, end of period	$ 11.87	$ 11.75	$ 10.30
Total Return	1.02%***	16.36%	3.00%***
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1.72%**	2.30%	3.56%**
Expenses, net of management fee waivers
and reimbursements	1.00%**	1.07%	1.20%**
Net investment income (loss)	0.67%**	0.71%	0.31%**
Portfolio turnover rate	25.64%***	211.64%	131.67%***
Net assets, end of period (000’s)	$ 6,782	$ 4,302	$ 3,067

*	Inception date
**	Annualized
***	Not annualized
(1)	Per share amounts calculated using the average number of shares outstanding throughout each period.
See Notes to Financial Statements

TOREADOR FUNDS
Notes to the Financial Statements
October 31, 2018 (unaudited)

Note 1 – Significant Accounting Policies
The Toreador Core Fund, the Toreador International Fund, the Toreador Explorer Fund, and the Toreador Select Fund (the “Funds”) are diversified series of the World Funds Trust (the “Trust”) which was organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Toreador Core Fund was established in December 2005 as a series of Unified Series Trust (“UST”). On May 8, 2015, the Toreador Core Fund (“Core Fund”) was reorganized from UST into the Trust. On September 15, 2017 the Retail Class shares of the Core Fund was reorganized into Investor Class shares. The Toreador International Fund (“International Fund”), formerly the Third Millennium Russia Fund, was established in June, 1998 as a series of The World Funds, Inc. (“TWF”). Initial outside investors purchased Class A shares of the International Fund on June 29, 1998. However, investment operations of the International Fund did not commence for Class A shares until October 1, 1998. Commencement of operations for Class C shares was December 3, 2003 and January 30, 2004 for Institutional Class shares. Effective December 27, 2012, the shareholders voted to approve Toreador Research & Trading, LLC to act as investment adviser to the International Fund and to change the International Fund’s investment objective and strategy from a Russia focused fund to an international fund. Effective January 2, 2013, the Class A shares were re-designated as Investor Class shares. On August 15, 2014, the International Fund was reorganized from TWF into the Trust. On January 27, 2015, the Trust’s Board approved that the fiscal year end for the International Fund be set as April 30. On August 28, 2017, all Class C shares of the International Fund were converted into Investor Class shares. The Toreador Explorer Fund (“Explorer Fund”) commenced operations for Institutional shares on June 11, 2015 and on June 30, 2015 for Investor shares. The Toreador Select Fund (“Select Fund”) commenced operations for Institutional shares on February 3, 2017 and February 1, 2017 for Investor shares.
The investment objective of the Core, Explorer and Select Funds is to seek long-term capital appreciation. The investment objective of the International Fund is capital appreciation.
The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

TOREADOR FUNDS
Notes to the Financial Statements
October 31, 2018 (unaudited) — (Continued)

Security Valuation
The Funds’ securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. For securities traded on the NASDAQ National Market System, the NASDAQ Official Closing Price will be used. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Funds Board of Trustees. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Funds’ officers in a manner specifically authorized by the Board of Trustees of the Funds. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Funds are aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate.
Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.
The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

TOREADOR FUNDS
Notes to the Financial Statements
October 31, 2018 (unaudited) — (Continued)

When the Trust uses fair value pricing to determine the NAV per share of each Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2018:
		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Observable
	Prices	Inputs	Inputs	Total
Core Fund
Common Stocks	$99,624,392	$—	$—	$99,624,392
Money Market Fund	1,603,805	—	—	1,603,805
Call Options	—	192,500	—	192,500
	$101,228,197	$192,500	$—	$101,420,697

TOREADOR FUNDS
Notes to the Financial Statements
October 31, 2018 (unaudited) — (Continued)

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Observable
	Prices	Inputs	Inputs	Total
International Fund
Common Stocks
Australia	$1,119,650	$—	$—	$1,119,650
Austria	329,199	—	—	329,199
Belgium	271,307	—	—	271,307
Canada	1,322,064	—	—	1,322,064
China	803,266	—	—	803,266
Denmark	251,891	—	—	251,891
Finland	297,738	—	—	297,738
France	1,801,417	—	—	1,801,417
Germany	1,900,531	—	—	1,900,531
Great Britain	2,338,684	—	—	2,338,684
Hong Kong	783,979	—	—	783,979
Italy	534,525	—	—	534,525
Japan	4,818,440	—	—	4,818,440
Luxembourg	256,367	—	—	256,367
Netherlands	823,396	—	—	823,396
New Zealand	295,557	—	—	295,557
Norway	387,037	—	—	387,037
Spain	797,896	—	—	797,896
Sweden	671,306	—	—	671,306
Switzerland	1,139,071	—	—	1,139,071
Total Common Stocks	20,943,321	—	—	20,943,321
Exchange Traded Funds	2,518,530	—	—	2,518,530
	$23,461,851	$—	$—	$23,461,851
Explorer Fund
Common Stocks	$15,963,439	$—	$—	$15,963,439
Exchange Traded Funds	1,211,942			1,211,942
Money Market Fund	1,296,600	—	—	1,296,600
	$18,471,981	$—	$—	$18,471,981
Select Fund
Common Stocks	$64,084,176	$—	$—	$64,084,176
Exchange Traded Funds	4,330,080	—	—	4,330,080
Money Market Fund	1,895,408	—	—	1,895,408
	$70,309,664	$—	$—	$70,309,664

Refer to the Funds’ Schedule of Investments for a listing of the securities by type and industry.
There were no transfers into or out of any levels during the six months ended October 31, 2018 for any of the Funds. The Funds recognize transfers between fair value hierarchy levels at the end of the reporting period. The Funds held no Level 3 securities at any time during the six months ended October 31, 2018.

TOREADOR FUNDS
Notes to the Financial Statements
October 31, 2018 (unaudited) — (Continued)

Security Transactions and Income
Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.
Cash and Cash Equivalents
Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.
Accounting Estimates
In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Federal Income Taxes
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.
Management has reviewed the Funds’ tax positions for each of the open tax years (2016-2018) for Core Fund, International Fund, and Explorer Fund, and since inception for Select Fund or expected to be taken in the Funds’ 2019 tax returns and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change.
Reclassification of Capital Accounts
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the six months ended October 31, 2018, there were no such reclassifications.

TOREADOR FUNDS
Notes to the Financial Statements
October 31, 2018 (unaudited) — (Continued)

Class Net Asset Values and Expenses
All income and expenses not attributable to a particular class and realized and unrealized gains or losses on investments are allocated to each class based upon its relative net assets on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing plans, administrative services plans, and distribution fees are allocated to the particular class to which they are attributable.
The Funds currently offer two classes of shares: Institutional Class and Investor Class shares. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their sales charge structures, ongoing distribution and service fees, and shareholder servicing. Income, expenses (other than distribution and service fees, and shareholder servicing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class. The Funds’ share classes include a redemption fee of 2% on the proceeds of shares redeemed within 60 days of purchase.
Derivatives
The Core Fund utilizes derivatives to achieve its investment strategies. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Core Fund. The Core Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options.
Fair Value
Fund	Derivative	Asset Derivatives*
Core	Purchased Options - Call	$ 192,500

* Statement of Assets and Liabilities location: Investments at fair value

TOREADOR FUNDS
Notes to the Financial Statements
October 31, 2018 (unaudited) — (Continued)

The effect of derivative instruments on the Statement of Operations and whose underlying risk exposure is equity price risk for the six months ended October 31, 2018 are as follows:
Change in
		Realized Gain	Unrealized Appreciation
		(Loss) On Derivatives	(Depreciation) on Derivatives
Fund	Derivative	Recognized in Income*	Recognized in Income**
Core	Purchased Options - Call	$ —	$ (321,394)
	Written Options - Call	(14,453)	—

*	Statement of Operations location: Net realized gain (loss) on call options purchased and call options written, respectively.
**	Statement of Operations location: Net increase (decrease) in unrealized appreciation (depreciation) on call options purchased and call options written, respectively.
The previously disclosed derivative instruments outstanding as of October 31, 2018 and their effect on the Statement of Operations for the six months ended October 31, 2018 serve as indicators of the volume of financial derivative activity for the Funds. The following indicates the average monthly volume for the year:
	Average monthly notional value of:
Fund	Derivative	Notional Value
Core	Purchased Options	$ 2,485,750
	Written Options	(1,360,288)

Options
Call options give the owner the right to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Fund realizes a gain or loss from the sale of the security (or closing of the short sale). Options are not treated as hedging instruments under GAAP.
Purchased option contracts – When the Fund purchases a call or put option, an amount equal to the total premium (the premium plus commission) paid by the Fund is recorded as an asset in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options that expire are treated as realized losses. Premiums paid in the purchase of call options that are exercised will increase the cost of the underlying security

TOREADOR FUNDS
Notes to the Financial Statements
October 31, 2018 (unaudited) — (Continued)

purchased. Premiums paid in the purchase of put options that are exercised will decrease the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security.
Written option contracts – When the Fund writes a call or put option, an amount equal to the net premium (the premium less the commission) received by the Fund is recorded in the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums received from writing call and put options that expire are treated as realized capital gains. Premiums received from writing call options that are exercised will increase the proceeds used to calculate the realized capital gain or loss on the sale of the underlying security. Premiums received from writing put options that are exercised will decrease the basis of the underlying security purchased.
If a closing purchase or sale transaction is used to terminate a Fund’s obligation on an option, a capital gain or loss will be realized, depending upon whether the price of the closing transaction is more or less than the premium previously paid on the option purchased or received on the option written.
Currency Translation
The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The International Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.
Note 2 – Investment Advisory and Distribution Agreements and Other Transactions with Affiliates
Pursuant to Investment Advisory Agreements, the Funds’ investment advisor, Toreador Research & Trading, LLC (“TRT”), provides investment services for an annual fee on the average daily net assets of the Funds.

TOREADOR FUNDS
Notes to the Financial Statements
October 31, 2018 (unaudited) — (Continued)

TRT received, waived, and reimbursed expenses for the six months ended October 31, 2018 for the Funds as follows:
		Management	Management	Expenses
Fund	Fee	Fee Earned	Fee Waived	Reimbursed
Core	0.90%	$ 731,782	$ 281,915	$ —
International	1.15%	153,450	153,450	20,159
Explorer	1.14%	107,628	88,834	—
Select	0.90%	211,695	114,776	—

TRT has entered into a written expense limitation agreement under which it has agreed to limit the total expenses for each Fund (exclusive of interest, expenses incurred under a plan or distribution adopted pursuant to the Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.95%, 0.84%, 0.83%, and 0.75% of the average daily net assets of the Core Fund, International Fund, Explorer Fund and Select Fund, respectively. Prior to February 1, 2018 for International Fund and prior to October 1, 2017 for the other Funds, the Adviser had entered into a written expense limitation agreement with the same exclusions as noted above to an annual rate of 0.95%, 1.75%, 1.14% and 0.95% of the average daily net assets of the Core, International, Explorer and Select Fund, respectively. Each waiver and/or reimbursement of an expense by TRT is subject to repayment by the respective fund within three years following the date such waiver and/or reimbursement was made, provided that the respective Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. This expense cap may not be terminated prior to August 31, 2019 unless mutually agreed to in writing by the parties.
The total amounts of recoverable reimbursements for the Funds as of October 31, 2018, and expiration dates are as follows:
Recoverable Reimbursements and Expiration Dates
Fund	2019	2020	2021	2022	Total
Core	$ 341,634	$ 346,289	$ 523,289	$ 281,915	$ 1,493,127
International	—	—	85,689	173,609	259,298
Explorer	78,578	153,916	153,184	88,834	474,512
Select	—	16,565	87,695	114,776	219,036

The Funds have adopted a Distribution Plan with respect to Investor Class shares in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Funds compensate the Distributor for services rendered and expenses borne in connection with activities primarily intended to result in the sale of each Fund’s shares (this compensation is commonly referred to as "12b-1 fees"). The Distribution

TOREADOR FUNDS
Notes to the Financial Statements
October 31, 2018 (unaudited) — (Continued)

Plan provides that the Funds will pay the annual rate of up to 0.25% of the average daily net assets of each Fund’s Investor Class Shares for activities primarily intended to result in the sale of those shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to each Fund’s shares. Because the 12b-1 fees are paid out of the Funds’ assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges. The Institutional Class Shares are sold without the imposition of 12b-1 fees.
Each of the Funds has adopted a shareholder services plan with respect to its Investor and Institutional Class Shares. Under a shareholder services plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholder concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to Clients; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.
For the six months ended October 31, 2018, the following expenses were incurred:
Fund	Class	Type of Plan	Fees Incurred
Core	Investor	12b-1	$ 105,017
	Investor	Shareholder Service	56,619
	Institutional	Shareholder Service	25,325
International	Investor	12b-1	10,720
	Investor	Shareholder Service	7,268
	Institutional	Shareholder Service	5,125
Explorer	Investor	12b-1	3,160
	Investor	Shareholder Service	3,160
	Institutional	Shareholder Service	6,938
Select	Investor	12b-1	7,218
	Investor	Shareholder Service	8,444
	Institutional	Shareholder Service	5,423

First Dominion Capital Corp. (“FDCC”) acts as the Funds’ principal underwriter in the continuous public offering of the Funds’ shares. For the six months ended October 31, 2018, FDCC received no underwriting fees from the sale of the Funds’ shares.

TOREADOR FUNDS
Notes to the Financial Statements
October 31, 2018 (unaudited) — (Continued)

Commonwealth Fund Services, Inc. ("CFS"), acts as the Funds’ administrator and as transfer and dividend disbursing agent for Core Fund, International Fund, Explorer Fund and Select Fund, and as accounting agent for Core Fund, Explorer Fund and Select Fund. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the six months ended October 31, 2018, the following fees were earned:
		Transfer
Fund	Administration	Agent	Accounting
Core	$ 49,614	$ 20,996	$ 30,615
International	8,246	8,323	—
Explorer	4,996	4,322	3,160
Select	12,120	5,831	8,021

Certain officers of the Trust are also officers and/or directors of FDCC and CFS. Additionally, John H. Lively of PractusTM LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of PractusTM LLP. Mr. Lively receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.
Note 3 – Investments
The cost of purchases and the proceeds from sales of securities other than short-term notes for the six months ended October 31, 2018 were as follows:
Fund	Purchases	Sales
Core	$ 39,311,581	$ 112,927,547
International	6,688,288	5,161,866
Explorer	8,842,880	7,081,578
Select	46,847,496	11,999,864

The above amounts do not include the following:
	Premiums from	Options
Fund	Options Written	Bought Back
Core	340,293	344,286

Note 4 – Distributions to Shareholders and Tax Components of Capital
Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

TOREADOR FUNDS
Notes to the Financial Statements
October 31, 2018 (unaudited) — (Continued)

For the six months ended October 31, 2018, there were no distributions paid. The tax character of distributions paid during the year ended April 30, 2018 were as follows:
Core Fund
Six Months ended
	October 31, 2018	Year ended
	(unaudited)	April 30, 2018
Distributions paid from:
Ordinary income	$ —	$ 924,970
Accumulated net realized gain on investments	—	4,417,040
	$ —	$ 5,342,010

International Fund
Six Months ended
	October 31, 2018	Year ended
	(unaudited)	April 30, 2018
Distributions paid from:
Ordinary income	$ —	$ 373,659

Explorer Fund
Six Months ended
	October 31, 2018	Year ended
	(unaudited)	April 30, 2018
Distributions paid from:
Ordinary income	$ —	$ 19,503
Accumulated net realized gain on investments	—	275,685
	$ —	$ 295,188

Select Fund
Six Months ended
	October 31, 2018	Year ended
	(unaudited)	April 30, 2018
Distributions paid from:
Ordinary income	$ —	$ 145,246

As of October 31, 2018, the components of distributable earnings on a tax basis were as follows:
	Core	International	Explorer	Select
	Fund	Fund	Fund	Fund
Accumulated net investment
income (loss)	$661,713	$751,200	$24,890	$240,095
Accumulated net realized
gain (loss) on investments and
foreign currency transactions	34,759,742	(2,369,708)	1,517,152	504,058
Net unrealized appreciation
(depreciation) of investments
and foreign currency	9,849,235	(1,438,472)	799,525	(1,703,687)

	$45,270,690	$(3,056,980)	$2,341,567	$(959,534)

TOREADOR FUNDS
Notes to the Financial Statements
October 31, 2018 (unaudited) — (Continued)

Under the Regulated Investment Company Modernization Act of 2010 (“2010 Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and / or long-term losses. Under the laws in effect prior to the 2010 Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the 2010 Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.
As of April 30, 2018, the International Fund has a capital loss carryforward of $2,647,599 that may be carried forward indefinitely of which $1,580,539 is considered short term and $1,067,060 is considered long term.
Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:
				Total
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Core	$91,571,462	$15,509,361	$(5,660,126)	$9,849,235
International	24,896,721	2,354,057	(3,788,927)	(1,434,870)
Explorer	17,672,456	2,376,149	(1,576,624)	799,525
Select	72,013,351	2,641,792	(4,345,479)	(1,703,687)

Note 5 – Capital Stock Transactions
Shares of beneficial interest transactions for the Funds were:
	Core Fund
	Six Months ended October 31, 2018 (unaudited)
	Institutional Class Shares	Investor Class Shares
Shares sold	702,784	304,025
Shares reinvested	—	—
Shares redeemed	(1,313,323)	(3,802,627)
Net increase (decrease)	(610,539)	(3,498,602)

		Core Fund
		Year ended April 30, 2018
		Institutional Class Shares	Investor Class Shares(1)
	Shares sold	1,740,038	8,592,995
	Shares reinvested	65,779	163,547
	Shares redeemed	(1,517,675)	(6,764,443)
	Net increase (decrease)	288,142	1,992,099

(1)	Effective September 15, 2017, Retail Class Shares of the Core Fund were reorganized into Investor Class Shares.

TOREADOR FUNDS
Notes to the Financial Statements
October 31, 2018 (unaudited) — (Continued)

	International Fund
	Six Months ended October 31, 2018 (unaudited)
	Institutional Class Shares	Investor Class Shares
Shares sold	206,382	13,941
Shares reinvested	—	—
Shares redeemed	(108,739)	(62,078)
Net increase (decrease)	(97,643)	(48,137)

	International Fund
	Year ended April 30, 2018
	Investor	Class C	Institutional
	Class Shares	Shares(1)	Class Shares
Shares sold	273,857	277	112,502
Shares reinvested	4,267	—	2,928
Shares redeemed	(1,816,726)	(19,330)	(289,710)
Net increase (decrease)	(1,538,602)	(19,053)	(174,280)

(1)	On August 28, 2017, all Class C shares of the International Fund were converted into Investor Class Shares.

	Explorer Fund
	Six Months ended October 31, 2018 (unaudited)
	Institutional Class Shares	Investor Class Shares
Shares sold	287,491	21,395
Shares reinvested	—	—
Shares redeemed	(77,023)	(21,847)
Net increase (decrease)	210,468	(452)

	Explorer Fund
	Year ended April 30, 2018
	Institutional Class Shares	Investor Class Shares
Shares sold	424,061	27,174
Shares reinvested	16,247	3,388
Shares redeemed	(134,215)	(88,861)
Net increase (decrease)	306,093	(58,299)

	Select Fund
	Six Months ended October 31, 2018 (unaudited)
	Institutional Class Shares	Investor Class Shares
Shares sold	2,990,286	233,848
Shares reinvested	—	—
Shares redeemed	(219,371)	(28,728)
Net increase (decrease)	2,770,915	205,120

	Select Fund
	Year ended April 30, 2018
	Institutional Class Shares	Investor Class Shares
Shares sold	2,627,929	265,336
Shares reinvested	2,225	6,879
Shares redeemed	(62,472)	(203,835)
Net increase (decrease)	2,567,682	68,380

TOREADOR FUNDS
Notes to the Financial Statements
October 31, 2018 (unaudited) — (Continued)
Note 6 – Subsequent Events
Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

Supplemental Information World Funds Trust (The “Trust”)
October 31, 2018 (unaudited)
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TOREADOR FUNDS
Fund Expenses (unaudited)
Fund Expenses Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, redemption fees on certain redemptions made within 60 days of purchase of Institutional Class, and Investor Class shares for Core Fund, Explorer Fund, and Select Fund, and within 90 days of purchase of Institutional and Investor Class shares for International Fund; and (2) ongoing costs, including management fees, administrative services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Toreador Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, May 1, 2018 and held for the six months ended October 31, 2018.
Actual Expenses Example
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

TOREADOR FUNDS
Fund Expenses (unaudited) (Continued)

	Beginning	Ending		Expenses Paid
	Account	Account	Annualized	During
	Value	Value	Expense	Period Ended*
	5/1/18	10/31/18	Ratio	10/31/18
Core Fund
Institutional Class Actual	$1,000.00	$ 981.43	0.95%	$4.74
Institutional Class Hypothetical**	$1,000.00	$1,020.25	0.95%	$4.84
Investor Class Actual	$1,000.00	$ 980.27	1.20%	$5.99
Investor Class Hypothetical**	$1,000.00	$1,019.00	1.20%	$6.11
International Fund
Institutional Class Actual	$1,000.00	$ 875.40	0.84%	$3.97
Institutional Class Hypothetical**	$1,000.00	$1,020.80	0.84%	$4.28
Investor Class Actual	$1,000.00	$ 874.50	1.09%	$5.15
Investor Class Hypothetical**	$1,000.00	$1,019.55	1.09%	$5.55
Explorer Fund
Institutional Class Actual	$1,000.00	$ 990.79	0.83%	$4.16
Institutional Class Hypothetical**	$1,000.00	$1,020.85	0.83%	$4.23
Investor Class Actual	$1,000.00	$ 989.88	1.08%	$5.42
Investor Class Hypothetical**	$1,000.00	$1,019.60	1.08%	$5.50
Select Fund
Institutional Class Actual	$1,000.00	$1,011.91	0.75%	$3.80
Institutional Class Hypothetical**	$1,000.00	$1,021.25	0.75%	$3.82
Investor Class Actual	$1,000.00	$1,010.21	1.00%	$5.07
Investor Class Hypothetical**	$1,000.00	$1,020.00	1.00%	$5.09

*
Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

**	5% return before expenses.

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Investment Advisor:
  Toreador Research & Trading, LLC
  422 Fleming Street, Suite 7
  Key West, Florida 33040
Distributor:
  First Dominion Capital Corp.
  8730 Stony Point Parkway, Suite 205
  Richmond, Virginia 23235
Independent Registered Public Accounting Firm:
  Tait, Weller and Baker LLP
  Two Liberty Place
  50 S 16th St, Suite 2900
  Philadelphia, PA 19102-2529
Transfer Agent and Fund Administration:
  Commonwealth Fund Services, Inc.
  8730 Stony Point Parkway, Suite 205
  Richmond, Virginia 23235
Fund Accounting (Toreador Core, Toreador Explorer and Toreador Select):
  Commonwealth Fund Services, Inc.
  8730 Stony Point Parkway, Suite 205
  Richmond, Virginia 23235
Legal Counsel:
  Practus ™ LLP
  11300 Tomahawk Creek Parkway, Suite 310
  Leawood, Kansas 66211
More Information:
  For 24 hours, 7 days a week price information, and for information on any series of the World Funds Trust investment plans, and other shareholder services, call
  Commonwealth Fund Services, Inc. at (800) 673-0550 Toll Free.

ITEM 2.  CODE OF ETHICS
Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of  this Form N-CSR.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: World Funds Trust

By (Signature and Title)*:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date: January 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ David A. Bogaert

David A. Bogaert
Principal Executive Officer

Date: January 8, 2019

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Principal Financial Officer

Date: January 8, 2019

* Print the name and title of each signing officer under his or her signature.